Related-Party Disclosures - Schedule of Compensation of Key Management Personnel and Directors of the Company (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of key management personnel compensation [abstract]
Salaries and other short-term employment benefits	$ 11.0	$ 9.0
Directors' fees	0.8	0.8
Share-based compensation	8.3	0.9
Total compensation	$ 20.1	$ 10.7